Earnings Per Share - Basic And Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 1,711,902,000,000	₩ 2,756,230,000,000	₩ 1,354,807,000,000
Interests of hybrid bonds	₩ (17,720,986,299)	₩ (33,048,799,997)	₩ (33,225,163,081)
Weighted-average number of common shares outstanding	80,000,606	79,998,600	79,996,389
Basic and diluted earnings per share	₩ 21,177	₩ 34,040	₩ 16,521
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,186,229)	(7,188,235)	(7,190,446)
Weighted-average number of common shares outstanding	80,000,606	79,998,600	79,996,389